Consolidated statements of cash flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flows from (used in) operating activities [abstract]
Net income attributable to equity holders of Sanofi		€ 1,957	€ 5,812
Net (income)/loss from the discontinued Opella business		(26)	(2,881)
Non-controlling interests		40	25
Share of undistributed earnings from investments accounted for using the equity method		94	(15)
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		2,880	1,779
Gains and losses on disposals of non-current assets, net of tax	[1]	(9)	(266)
Net change in deferred taxes		(218)	(539)
Net change in non-current provisions and other non-current liabilities	[2]	195	(212)
Cost of employee benefits (stock options and other share-based payments)		184	171
Impact of the workdown of acquired inventories remeasured at fair value		210	0
Other profit or loss items with no cash effect on cash flows generated by operating activities	[3]	(74)	106
Operating cash flow before changes in working capital		5,233	3,980
(Increase)/decrease in inventories		(958)	(635)
(Increase)/decrease in accounts receivable		(27)	(785)
Increase/(decrease) in accounts payable		(340)	187
Net change in other current assets and other current liabilities		735	620
Net cash provided by/(used in) continuing operating activities		4,643	3,367
Net cash provided by/(used in) operating activities of the discontinued Opella business		0	188
Net cash provided by/(used in) operating activities	[4]	4,643	3,555
Cash flows from (used in) investing activities [abstract]
Acquisitions of property, plant and equipment and intangible assets		(1,296)	(1,420)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[5]	(1,408)	(538)
Acquisitions of other equity investments		(189)	(423)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[6]	424	434
Disposals of consolidated undertakings and investments accounted for using the equity method, net of tax		78	0
Net change in other non-current assets		(32)	(32)
Net cash provided by/(used in) continuing investing activities		(2,423)	(1,979)
Net cash provided by/(used in) investing activities of the discontinued Opella business		0	(36)
Net cash inflow/(outflow) from the Opella transaction	[7]	(220)	10,742
Net cash provided by/(used in) investing activities		(2,643)	8,727
Cash flows from (used in) financing activities [abstract]
Issuance of Sanofi shares		18	29
Dividends paid:
to equity holders of Sanofi		(4,923)	(4,772)
to non-controlling interests		(25)	(27)
Additional long-term debt contracted		2,304	2,993
Repayments of long-term debt		(1,505)	(1,859)
Repayment of lease liabilities		(147)	(124)
Net change in short-term debt and other financial instruments	[8]	1,955	3,322
Acquisitions of treasury shares and related tax effect		(1,009)	(4,003)
Net cash provided by/(used in) continuing financing activities		(3,332)	(4,441)
Net cash provided by/(used in) financing activities of the discontinued Opella business		0	(48)
Net cash provided by/(used in) financing activities		(3,332)	(4,489)
Impact of exchange rates on cash and cash equivalents		19	(42)
Cash and cash equivalents reclassified to Assets held for sale as of December 31, 2024		0	167
Net change in cash and cash equivalents		(1,313)	7,918
Cash and cash equivalents at beginning of period	[9]	7,663	7,441
Cash and cash equivalents, end of period		€ 6,350	€ 15,359

[1]	Includes non-current financial assets and deferred taxes, amounting to zero as of June 30, 2026 and to €48 million as of June 30, 2025.
[2]	This line item includes contributions paid to pension funds (see Note B.12.).
[3]	This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items.
[4]	Of which:

	June 30, 2026 (6 months)	June 30, 2025 (6 months)
•Income tax paid	(925)	(1,355)
•Interest paid	(260)	(206)
•Interest received	111	170
•Dividends received from non-consolidated entities	3	5

[5]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For the six months ended June 30, 2026, this line item includes the net cash outflow arising from the acquisition of Dynavax (see Note B.1.1.). For the six months ended June 30, 2025 it includes the net cash outflow arising from the acquisition of Dren-0201.
[6]	For the six months ended June 30, 2026 and June 30, 2025, this line item mainly comprises proceeds from disposals of (i) assets and businesses due to portfolio rationalization, and (ii) equity and debt instruments.
[7]	For the six months ended June 30, 2025, this amount includes €(667) million in respect of cash and cash equivalents held by Opella as of April 30, 2025.
[8]	For the six months ended June 30, 2026, this line item mainly comprises (i) a commercial paper program in the United States for €2,388 million and (ii) a cash outflow of €249 million arising from the settlement of the financial liabilities of Dynavax, acquired on February 10, 2026 (see Note B.1.1.). For the six months ended June 30, 2025, this line item mainly comprises a commercial paper program in the United States for €3,353 million.
[9]	Includes the impact of the IFRS 9 amendment relating to the classification of financial instruments applicable from January 1, 2026.